CAPITAL STOCK (Details) (USD $)	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 05, 2012	Dec. 31, 2011
CAPITAL STOCK [Abstract]
Common stock, shares authorized	200,000,000	200,000,000		200,000,000
Common stock, par value per share	$ 0.001	$ 0.001		$ 0.001
Common stock, shares outstanding	10,163,249	10,063,249		10,063,249
Spin off, shares transferred			10,063,249
Issuance of common stock for services, shares	100,000
Issuance of common stock for services	$ 15,000